Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (32,073)	€ (9,232)
Items that may be reclassified to profit or loss
Currency translation differences	(207)	983
Other comprehensive income/(loss) for the period, net of tax	(207)	983
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (32,280)	€ (8,249)